UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23016

Alternative CREDIT INCOME FUND

(Exact name of registrant as specified in charter)

650 Madison Avenue, 23rd Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center, 1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 891-2880

Date of fiscal year end: September 30

Date of reporting period: July 1, 2022 - June 30, 2023

Item 1 – Proxy Voting Record.

ALTERNATIVE CREDIT INCOME FUND

Company	Ticker	CUSIP	Meeting Date	A brief identification of the matter voted on	Proposed by Issuer or Security Holder	Voted	Vote Cast	With or Against Management
Ares Capital Corporation	ARCC	04010L103	8/4/22

1. To authorize the Company, with the approval of its board of directors, to sell or otherwise issue shares of its common stock at a price below its then current net asset value per share subject to the limitations set forth in the proxy statement for the special meeting of stockholders (including, without limitation, that the number of shares issued does not exceed 25% of the Company's then outstanding common stock).

					Issuer	Yes	Against	Against
WhiteHorse Finance Inc.	WHF	96524V106	8/4/22	1. To elect two Class I directors of the Company who will serve until the 2025 annual meeting of Stockholders or until their successors are duly elected and qualify; and
				2. To ratify the selection of Crowe LLP as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2022.	Issuer	Yes	For	With
Apollo Investment Corporation	AINV	03761U502	8/9/22

1. To consider and vote upon the election of two Class III directors of the Company, who will each serve until the Company’s 2025 Annual Meeting of Stockholders and until his or her successor is duly elected and qualified; and
2. To consider and vote upon ratifying the selection of Deloitte & Touche LLP to serve as the Company’s independent registered public accounting firm for the year ending March 31, 2023; and
3. To transact such other business as may properly come before the meeting and any postponements or adjournments thereof.

					Issuer	Yes	For	With
SLR Investment Corp	SLRC	83413U100	10/26/22	1. To elect one director of the Company, who will serve for a term of three years, or until his successor is duly elected and qualified; and
				2.To approve a proposal to authorize the Company to sell shares of its common stock at a price or prices below the Company’s then current net asset value per share in one or more offerings, in each case subject to the approval of its board of directors and compliance with the conditions set forth in the proxy statement (including, without limitation, that the number of shares issued does not exceed 25% of the Company’s then outstanding common stock immediately prior to each such offering).	Issuer	Yes	1. For 2. Against	1. With 2. Against
PennantPark Floating Rate Capital	PLFT	70806A106	2/7/23	1. To consider and vote upon the election of two directors to the Board of Directors of the Company, who will each serve for a term of three years until the 2026 annual meeting of Stockholders and until his successor is duly elected and qualifies; and
2. To consider and vote upon the ratification of the selection of RSM US LLP to serve as the Company’s independent registered public accounting firm for the fiscal year ending September 30, 2023; and
				3. To transact such other business as may properly come before the Annual Meeting or any postponement or adjournment of the Annual Meeting.	Issuer	Yes	For	With
CHORD ENERGY CORPORATION	CHRD	674215207	4/26/23	1. Election of nine Directors to serve until the Company's 2024 Annual Meeting.
2. Ratification of the selection of PricewaterhouseCoopers LLP as the Company’s independent registered public accounting firm for 2023.
3. Advisory vote to approve executive compensation as described in the accompanying proxy statement.
4. Advisory vote on the frequency of future executive compensation advisory votes.
				5. To transact such other business as may properly come before the Annual Meeting	Issuer	Yes	For	With
Ares Capital Corporation	ARCC	04010L103	5/17/23

1. To elect three directors to serve until the 2026 annual meeting of stockholders and until their successors are duly elected and qualify; and
2. To consider and vote upon the ratification of the selection of KPMG LLP as the Company’s independent registered public accounting firm for the year ending December 31, 2023; and 3. To consider and take action upon such other matters as may properly come before the meeting or any adjournment or postponement thereof.

					Issuer	Yes	For	For
FS KKR Capital Corp	FSK	302635206	6/23/23

1. Elect the following individuals as Class A Directors, each of whom has been nominated for election for a three-year term expiring at the 2026 annual meeting of stockholders: (a) Michael J. Hagan, (b) Jeffrey K.
Harrow, (c) James H. Kropp and (d) Elizabeth J. Sandler; and
2. Approve a proposal to allow the Company in future offerings to sell its shares below net asset value per share in order to provide flexibility for future sales.

					Issuer	Yes	1. For 2. Against	1.With 2. Against

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Alternative Credit Income Fund

By:	/s/ Edward Goldthorpe
Edward Goldthorpe
Title:	President and Chief Executive Officer (Principal Executive Officer)

Date:	August 24, 2023